Income tax - Composition of the Company's deductible temporary differences (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income tax
Temporary tax differences which are not recognized as deferred tax assets	$ 700,000	$ 700,000
Unused tax losses that begin to expire in 2043	4,800,000	3,300,000
Deductible temporary differences
Income tax
Deductible temporary differences	2,550,915	2,986,198
Royalty and streaming interests
Income tax
Deductible temporary differences		1,293,055
Non-capital losses
Income tax
Deductible temporary differences	2,263,265	1,674,700
Share issuance costs
Income tax
Deductible temporary differences	$ 188,650	$ 18,443